Results of Operations - Antidilutive Shares Excluded from Computation (Detail) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Excluded potentially dillutive securities:
Total	3,971	[1]	3,849	[1]	4,236	[1]	3,047	[1]	3,033	[1]
Employee Stock Option [Member]
Excluded potentially dillutive securities:
Total	3,910	[1]	3,788	[1]	4,175	[1]	2,986	[1]	2,877	[1]
Shares subject to warrants to purchase common stock [Member]
Excluded potentially dillutive securities:
Total	61	[1]	61	[1]	61	[1]	61	[1]	156	[1]

[1]	The number of shares is based on the maximum number of shares issuable on exercise or conversion of the related securities as of the period end. Such amounts have not been adjusted for the treasury stock method or weighted average outstanding calculations as required if the securities were dilutive.